EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.06 - Schedule 5

Report Pulled:	7/20/2026
Loan Count:	582 / 610

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	8	1.37%
Appraised Value	34	5.84%
CLTV	17	2.92%
Debt Service Coverage Ratio	205	35.22%
First Payment Due Date	7	1.20%
LTV	21	3.61%
Maturity Date	5	0.86%
Original Interest Rate	2	0.34%
Original Loan Amount	3	0.52%
Original Qualifying FICO Score	10	1.72%
Origination/Note Date	26	4.47%
Originator Back-End DTI	16	2.75%
Property Type	15	2.46%
Subject Zipcode	2	0.33%
The Original Principal and Interest Payment Amount	7	1.20%